UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21190
                                                     ---------

    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
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               (Exact name of registrant as specified in charter)

                        731 Lexington Avenue, 25th Floor
                               New York, NY 10022
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               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      Citigroup Alternative Investments LLC
                        731 Lexington Avenue, 28th Floor
                               New York, NY 10022
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 559-4999
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2008
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                             SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2008

------------------------------------------------------------------------------------------------------------------------------------
                                                                               COST                  FAIR VALUE      % OF MEMBERS'
                                                                                                                       CAPITAL
INVESTMENTS IN INVESTMENT FUNDS
   DIRECTIONAL EQUITY
        Artha Emerging Markets Fund LTD - b                                 $  8,200,000          $  8,768,962.84         1.53%
        Frontpoint Onshore Healthcare Fund 2X LP - b                          10,000,000          $  9,990,723.24         1.74
        Horseman European Select Fund - a                                     29,000,000          $ 30,532,681.83         5.31
        Horseman Global Fund LTD Class B USD - a                               5,000,000          $  6,190,764.63         1.08
        Meditor European Hedge Fund (B) Ltd. - a                              11,000,000          $ 11,836,188.20         2.06
        Passport II LP - b                                                            --          $ 16,662,287.46         2.90
        Sprott Offshore Fund II LTD Class B - a                               22,000,000          $ 18,149,280.88         3.16
                                                                            ------------          ---------------      -------
           Total Directional Equity                                           85,200,000           102,130,889.08        17.78
                                                                            ------------          ---------------      -------

   DIRECTIONAL MACRO
        Brevan Howard Multi Strategy Fund Limited - a                         10,000,000               10,166,123        1.770
        Drawbridge Global Macro Fund Ltd Class H - b                           4,094,328                3,564,509        0.620
        Drawbridge Global Macro Fund Ltd Side Pocket 5 - f                        23,145                   22,763        0.000
        Drawbridge Global Macro Fund Ltd Side Pocket 6 - f                        25,480                   46,580        0.010
        Drawbridge Global Macro Fund Ltd Side Pocket 4 - f                        81,867                   80,898        0.010
        Drawbridge Global Macro Fund Ltd Side Pocket 7 - f                        13,400                   23,571        0.000
        Drawbridge Global Macro Fund LTD Side Pocket 8 - f                         5,305                    6,684        0.000
        Drawbridge Global Macro LTD C1 H10D SP May 9 2008 - f                     31,259                   29,963        0.010
        Drawbridge Global Macro Fund Side Pocket 10 - f                            6,378                    6,376        0.000
        Drawbridge Global Macro Side Pocket 11 - f                                 6,259                    3,130        0.000
        Drawbridge Global Macro Side Pocket 12 - f                               388,414                  321,995        0.060
                                                                            ------------          ---------------      -------
           Total Directional Macro                                            14,675,834               14,272,591         2.48
                                                                            ------------          ---------------      -------

   RELATIVE VALUE
        AB2 Fund - a                                                          37,500,000               52,691,962         9.17
        Bennelong Asia Pacific Multi Strategies EQ Fund Class F USD - a       16,000,000               16,030,740         2.79
        Criterion Institutional Partners LP - b                                8,000,000                6,005,245         1.05
        Dundonald Fund I LP - b                                               33,500,000               38,580,978         6.71
        Perella Weinberg Partners Xerion Fund LP - b                          18,000,000               14,027,653         2.44
        Providence MBS Fund, LP - b                                           17,000,000               17,348,227         3.02
        Providence MBS Offshore Fund, LTD - b                                 20,800,000               23,640,429         4.11
        SOLA 1 - d                                                            45,000,000               36,740,874         6.39
        Stratus Fund Ltd Double Leverage Class C - a                           3,300,000                6,401,558         1.11
        Stratus Feeder Fund LTD Class C Double Leverage - a                    4,802,140                5,534,223         0.96
        Stratus Fund LTD Double Lev Class C Side Pocket - f                      311,843                  310,162         0.05
        Structured Service Holdings LP - a                                    17,358,508               19,630,287         3.42
        Structured Service Holdings LTD - a                                   36,500,000               30,843,783         5.37
        Tiger Asia Overseas Fund LTD Class B Offshore Fund - b                10,000,000                7,384,528         1.29
                                                                            ------------          ---------------      -------
           Total Relative Value                                              268,072,491           275,170,648.35        47.89
                                                                            ------------          ---------------      -------

   EVENT DRIVEN
        Ashmore Asian Recovery Fund Limited - b                               14,000,000               13,424,587         2.34
        Carrington Investment Partners (US) LP - b                            11,200,000                8,498,063         1.48
        Cevian Capital II LTD USD - d                                         14,550,718                6,168,793         1.07
        CPIM Structured Credit Fund 1000 INC - b                               8,000,000                2,085,940         0.36
        CPIM Structured Credit Fund 1500 INC - c                               6,168,368                1,130,891         0.20
        Harbinger Capital Partners Offshore Fund I, LTD - b                   16,838,906                7,122,272         1.24
        Harbinger Capital Partners Shares B1 - f                                 539,732                  420,924         0.07
        Harbinger Capital Partners Shares B4 - f                                  79,850                   62,273         0.01
        Harbinger Capital Partners Shares B8 - f                                  41,512                   32,374         0.01
        Lincoln Vale European Partners (US) Fund LP - c                        5,000,000                4,010,776         0.70
        Marathon Distressed Subprime Fund (Cayman) LTD Class A - b             5,000,000                3,726,560         0.65
        Marathon Special Opp Fund LTD SP 2 - f                                 1,173,382                1,160,191         0.20
        Marathon Special Opp Ltd SP 4 - f                                        588,093                  540,954         0.09
        Marathon Structured Finance Fund LTD - d                              20,700,000               14,502,401         2.52
        Marathon Structured Finance Fund LTD Ser. 31 Dec 2008 - f              4,127,136                4,127,136         0.72
        New Amsterdam European Credit Fund Class A - a                         1,249,738                  173,523         0.03
        Pardus - b                                                            15,000,000                3,225,303         0.56
        Paulson Advantage Plus LP - b                                         31,500,000               57,276,282         9.97
        Stark Investments Structured Finance Onshore Fund - d                  9,442,105                6,173,950         1.07
        Third Point Partners Qualified, LP - d                                10,300,000                8,376,627         1.46
        Trian Partners Ltd - d                                                20,900,000               17,225,679         3.00
                                                                            ------------          ---------------      -------
           Total Event Driven                                                196,399,540           159,465,500.05        27.76
                                                                            ------------          ---------------      -------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                                        564,347,865              551,039,628        95.91

OTHER ASSETS, LESS LIABILITIES                                                                      23,524,593.38         4.09
                                                                                                  ---------------      -------

MEMBERS' CAPITAL                                                                                  $574,564,221.51       100.00%
                                                                                                  ===============      =======

Note: Investments in underlying Investment Funds are categorized by investment strategy.
a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted semi annually
d - Redemptions permitted annually
e - Redemptions permitted anytime
f - Reimbursed only when underlying investment is realized or converted to regular interest in Investment Fund

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Citigroup Alternative Investments Multi-Adviser Hedge Fund
               Portfolios LLC
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By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date                       February 20, 2009
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date                       February 20, 2009
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By (Signature and Title)*  /s/ Amy M. Olsen
                         -------------------------------------------------------
                           Amy M. Olsen, Treasurer
                           (principal financial officer)

Date                       February 13, 2009
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* Print the name and title of each signing officer under his or her signature.